INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

Intangible assets by class	Useful life (in years)
Trademarks	Indefinite
Management contracts	40
Customer relationships	9
Other	4 to 7
The following table presents the components of the partnership’s intangible assets as of December 31, 2017 and December 31, 2016:

(US$ Millions)	Dec. 31, 2017	Dec. 31, 2016
Cost	$1,271	$1,243
Accumulated amortization	(35)	(54)
Accumulated impairment losses	(48)	(48)
Balance, end of year	$1,188	$1,141

The following table presents a roll forward of the partnership’s intangible assets December 31, 2017 and December 31, 2016:

(US$ Millions)	Dec. 31, 2017	Dec. 31, 2016
Balance, beginning of year	$1,141	$1,321
Acquisitions	17	12
Disposals(1)	—	(15)
Amortization	(8)	(9)
Foreign currency translation	82	(168)
Reclassification to assets held for sale and other(2)	(44)	—
Balance, end of year	$1,188	$1,141

(1)
Represents the sale of the Hard Rock trademarks to a third party in the year ended December 31, 2016. At the date of the transaction, the carrying value of the trademarks was $15 million and amortization of $3 million.

(2)
In the fourth quarter of 2017, the partnership reclassified the Hard Rock Hotel and Casino to assets held for sale as it expects to sell it to a third party in the next twelve months. This represents the reclassification of the Hard Rock Hotel and Casino’s intangible asset to assets held for sale. See Note 15, Assets Held for Sale for further details.